Change in Provisions and Other (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Abstract]
Beginning balance	$ 11,866	$ 13,373
Recovered during the year	(750)
Expensed during the year		4,047
Payment of deductibles and uninsured claims	(2,698)	(4,915)
Effects of foreign currency exchange differences	(110)	(639)
Ending balance	$ 8,308	$ 11,866